DIVIDENDS AND CAPITAL DISTRIBUTIONS	3 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
DIVIDENDS AND CAPITAL DISTRIBUTIONS	DIVIDENDS AND CAPITAL DISTRIBUTIONSThere were no dividends paid or capital distributions paid during the three-month period ended March 31, 2026 and 2025